Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 43,968	£ 45,366
Borrowings net, derivative instruments adjustment	43,519	45,170
Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(456)	(185)
Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	7	(11)
Functional Currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	32,000	32,536
Borrowings net, derivative instruments adjustment	36,388	35,872
Functional Currency | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	3,795	3,946
Functional Currency | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	593	(610)
US Dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,700	2,772
Borrowings net, derivative instruments adjustment	2,240	2,559
US Dollar | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(460)	(213)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	452	451
Borrowings net, derivative instruments adjustment	2	1
UK sterling | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)	(450)
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	8,221	8,919
Borrowings net, derivative instruments adjustment	4,165	5,927
Euro | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(3,536)	(3,432)
Euro | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(520)	440
Other Currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	595	688
Borrowings net, derivative instruments adjustment	724	811
Other Currencies | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(265)	(249)
Other Currencies | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 394	£ 372